Notes on the consolidated statements of operations and comprehensive loss (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Income Statement [Line Items]
Revenue	€ 53,014	€ 42,116
Direct marketing expenses	(32,585)	(27,490)
Contribution margin	20,429	14,626
Cost of revenue
Data center expenses	(1,545)	(154)
Credit card fees	(1,087)	(762)
Mobile application processing fees	(2,133)	(633)
Gross profit	15,664	13,077
Other income	24	49
Other operating expenses
Sales and marketing expenses	(2,457)	(2,765)
Customer service expenses	(2,348)	(2,195)
Technical operations and development expenses	(3,374)	(2,764)
General and administrative expenses	(9,332)	(7,376)
Operating loss	(1,823)	(1,974)
Interest income and similar income	214	73
Interest expense and similar charges	(778)	(419)
Net finance expenses	(564)	(346)
Loss before taxes	(2,387)	(2,320)
Income tax benefit	1,240	616
Net loss	(1,147)	(1,704)
Revenue realized over time	53,014	42,116
North America
Disclosure Of Income Statement [Line Items]
Revenue	22,939	11,155
Direct marketing expenses	(14,585)	(9,395)
Contribution margin	8,354	1,760
Other operating expenses
Revenue realized over time	22,939	11,155
International
Disclosure Of Income Statement [Line Items]
Revenue	30,075	30,961
Direct marketing expenses	(18,000)	(18,095)
Contribution margin	12,075	12,866
Other operating expenses
Revenue realized over time	€ 30,075	€ 30,961